Advances from Federal Home Loan Bank of New York ("FHLB") - Schedule of Maturities and Weighted Average Fixed Interest Rates of FHLB Advances (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Banking And Thrift [Abstract]
Due one year or less	$ 35,000
After one to two years	65,000
After two to three years		10,000
After three to four years	32,500
After four to five years	10,000	32,500
After five years		10,000
Total	$ 142,500	$ 52,500
Due one year or less	0.45%
After one to two years	0.91%
After two to three years		2.24%
After three to four years	3.82%
After four to five years	4.04%	3.82%
After five years		4.04%
Total	1.68%	3.56%